Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Compensation And Retirement Disclosure [Abstract]
Employer contribution to defined contribution plan	$ 3,561	$ 3,568	$ 3,516
Deferred compensation liability	$ 4,628	$ 5,389